Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2016
Marketable Securities
Schedule of Marketable Securities

	December 31,	December 31,
(Millions)	2016	2015

Corporate debt securities	$10	$10
Foreign government agency securities	—	10
Commercial paper	14	12
Certificates of deposit/time deposits	197	26
U.S. municipal securities	3	3
Asset-backed securities:
Automobile loan related	31	26
Credit card related	18	10
Other	7	21
Asset-backed securities total	56	57

Current marketable securities	$280	$118

U.S. municipal securities	$17	$9

Non-current marketable securities	$17	$9

Total marketable securities	$297	$127

Marketable securities by contractual maturity

(Millions)	December 31, 2016

Due in one year or less	$216
Due after one year through five years	77
Due after five years through ten years	4
Total marketable securities	$297